Trade and other receivables	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables

Note 10	Trade and other receivables

FOR THE YEAR ENDED DECEMBER 31	NOTE	2019	2018
Trade receivables(1)		2,981	3,026
Allowance for revenue adjustments		(104)	(106)
Allowance for doubtful accounts	26	(62)	(51)
Current tax receivable		23	14
Other accounts receivable		200	123
Total trade and other receivables		3,038	3,006
(1) The details of securitized trade receivables are set out in Note 21, Debt due within one year.